Reinsurance - Reinsurers' share of paid losses, unpaid losses, unearned premiums and the provision (Details) - USD ($) $ in Millions		12 Months Ended
	Oct. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		$ 12,090.5	$ 10,533.2
Reinsurance recoveries received		(2,551.0)	(2,152.8)
Reinsurers' share of unpaid losses and premiums earned		(1,806.8)	(1,749.8)
Premiums ceded to reinsurers		5,640.9	5,632.1
Acquisitions of subsidiaries			99.7
Divestiture of subsidiary			(20.3)
Foreign exchange effect and other		(257.8)	(251.6)
Ending balance - December 31		13,115.8	12,090.5
Commission income on premiums ceded		1,184.4	1,007.8
Brit
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Net insurance contract liabilities ceded	$ 379.1
Consideration for insurance liability ceded	344.1
Net favorable reserve	$ 35.0
Paid losses
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		1,019.9	818.0
Reinsurers' share of losses paid to insureds		3,142.8	2,360.3
Reinsurance recoveries received		(2,551.0)	(2,152.8)
Acquisitions of subsidiaries			0.3
Divestiture of subsidiary			(3.3)
Foreign exchange effect and other		(12.3)	(2.6)
Ending balance - December 31		1,599.4	1,019.9
Unpaid losses
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		8,989.3	7,971.7
Reinsurers' share of losses paid to insureds		3,142.8	2,360.3
Reinsurers' share of unpaid losses and premiums earned		3,642.0	3,479.0
Acquisitions of subsidiaries			82.7
Divestiture of subsidiary			(6.4)
Foreign exchange effect and other		(213.7)	(177.4)
Ending balance - December 31		9,274.8	8,989.3
Unearned premiums
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		2,260.0	1,899.1
Reinsurers' share of unpaid losses and premiums earned		(5,448.8)	(5,228.8)
Premiums ceded to reinsurers		5,640.9	5,632.1
Acquisitions of subsidiaries			16.7
Divestiture of subsidiary			(10.6)
Foreign exchange effect and other		(38.6)	(48.5)
Ending balance - December 31		2,413.5	2,260.0
Provision for uncollectible reinsurance
Changes in reinsurers' share of paid losses, unpaid losses and unearned premiums, and the provision for uncollectible reinsurance
Beginning balance - January 1		(178.7)	(155.6)
Foreign exchange effect and other		6.8	(23.1)
Ending balance - December 31		$ (171.9)	$ (178.7)